Long-term debt - Narrative (Details) - USD ($) $ in Thousands	Apr. 27, 2022	Sep. 11, 2020	May 27, 2026	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2020	Apr. 04, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Deferred financing costs				$ 3,715	$ 4,720
2029 Notes
Debt Instrument [Line Items]
Principal amount issued	$ 350,000
Deferred financing costs	$ 2,651
Annual interest rate (as a percent)	6.125%
2029 Notes | Minimum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate (as a percent)			6.25%
2029 Notes | Maximum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate (as a percent)			6.375%
2029 Notes | Restaurants and office
Debt Instrument [Line Items]
Reduce of commission, percentage	15.00%
2029 Notes | Supply chain
Debt Instrument [Line Items]
Reduce of commission, percentage	10.00%
2027 Notes
Debt Instrument [Line Items]
Principal amount issued		$ 150,000				$ 138,354	$ 265,000
Deferred financing costs		$ 2,000					$ 3,001
Redemption price, percentage of principal amount redeemed		102.25%
Annual interest rate (as a percent)				5.875%
2023 Notes
Debt Instrument [Line Items]
Principal amount issued								$ 473,767
Deferred financing costs								$ 3,313
Annual interest rate (as a percent)				6.625%